Unabsorbed cost due to production stoppage (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	$ 19,893	$ 23,058	$ 25,509
Direct labor
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	6,144	6,505	3,418
Services provided by third parties
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	5,654	7,608	19,214
Insurances
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	2,782	867	456
Electricity and water
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	1,741	2,510	22
Consumption of materials and supplies
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	917	1,155	781
Short-term and low-value lease
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	644	1,180	668
Maintenance and repairment
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	606	330	275
Mining easement
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	590	1,285	160
Transport
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	316	301	87
Rights
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	177	214	0
Other
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	$ 322	$ 1,103	$ 428